Partnership Formation and General Information - Non-Vessel Owning Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2018
Dynagas Operating GP LLC.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%
Dynagas Operating LP.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiary	100.00%